FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

US$ MILLIONS	2020	2019
Current:
Marketable securities	$563	$142
Foreign currency forward contracts	34	112
Cross currency interest rate swaps	22	92
Loans and receivables	68	61
Other	11	25
Total current	$698	$432

Non-current:
Marketable securities	$97	$71
Foreign currency forward contracts	81	29
Cross currency interest rate swaps	262	542
Loans and receivables	259	85
Other	10	36
Total non-current	$709	$763